Financial instruments and fair value measurement - Fair value heirarchy (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement [line items]
Non-current derivative financial instruments - assets	$ 559	$ 691
Current financial investments	29,224	29,876
Current derivative financial instruments - assets	1,378	4,039
Non-current derivative financial instruments - liabilities	(1,795)	(2,376)
Current derivative financial instruments liabilities	(1,619)	(4,106)
Fair value [Member]
Disclosure of fair value measurement [line items]
Non-current financial investments	3,366	2,616
Non-current derivative financial instruments - assets	559	691
Current financial investments	402	300
Current derivative financial instruments - assets	1,378	4,039
Cash equivalents	1,875	3,106
Non-current derivative financial instruments - liabilities	(1,795)	(2,376)
Current derivative financial instruments liabilities	(1,619)	(4,106)
Net fair value	4,166	4,270
Level 1 [Member]
Disclosure of fair value measurement [line items]
Non-current financial investments	1,294	903
Non-current derivative financial instruments - assets	0	0
Current financial investments	0	0
Current derivative financial instruments - assets	6	25
Non-current derivative financial instruments - liabilities	0	0
Current derivative financial instruments liabilities	0	(60)
Net fair value	1,300	868
Level 2 [Member]
Disclosure of fair value measurement [line items]
Non-current financial investments	1,528	1,222
Non-current derivative financial instruments - assets	104	97
Current financial investments	402	300
Current derivative financial instruments - assets	1,195	3,722
Cash equivalents	1,875	3,106
Non-current derivative financial instruments - liabilities	(1,754)	(2,352)
Current derivative financial instruments liabilities	(1,577)	(3,952)
Net fair value	1,773	2,143
Level 3 [Member]
Disclosure of fair value measurement [line items]
Non-current financial investments	543	491
Non-current derivative financial instruments - assets	455	594
Current derivative financial instruments - assets	177	292
Non-current derivative financial instruments - liabilities	(42)	(24)
Current derivative financial instruments liabilities	(41)	(94)
Net fair value	$ 1,092	$ 1,259